Prospectus Supplement

January 29, 2010

Morgan Stanley Institutional Fund Trust

Supplement dated January 29, 2010 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 29, 2010 of:

Municipal Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Board") approved an Agreement and Plan of Reorganization with respect to the Municipal Portfolio (the "Portfolio") (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). Pursuant to the Plan, shareholders of the Portfolio would become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. The Plan is subject to the approval of the Portfolio's shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010. A proxy statement formally detailing the proposal and information concerning the New Portfolio is anticipated to be distributed to shareholders of the Portfolio during the first quarter of 2010.

Please retain this supplement for future reference.

  IFTFISPT 01/10

Prospectus Supplement

January 29, 2010

Morgan Stanley Institutional Fund Trust

Supplement dated January 29, 2010 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 29, 2010 of:

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Board") approved an Agreement and Plan of Reorganization with respect to each of the U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio and Value Portfolio (each a "Portfolio") (each a "Plan"). Pursuant to each Plan, substantially all of the assets of the applicable Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (each a "New Portfolio"). Pursuant to each Plan, shareholders of the applicable Portfolio would become shareholders of a New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each Plan is subject to the approval of the applicable Portfolio's shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010. A proxy statement formally detailing the proposal and information concerning the New Portfolios is anticipated to be distributed to shareholders of the Portfolios during the first quarter of 2010.

Please retain this supplement for future reference.

  IFTEQSPT 01/10